Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Revenue				$ 401,620
Operating Expenses
General and Administrative	2,792,781	117,967	1,413,982	515,875
Professional Fees	19,374	150,311	342,845	157,976
Officer's Salary	144,562	118,155	627,197	528,127
Rent - Related Party	3,135	3,273	14,793	11,520
Research and Development	4,812	22,304	223,050	148,069
Total Operating Expenses	2,964,664	412,010	2,621,867	1,361,567
Loss from Operations	(2,964,664)	(412,010)	(2,621,867)	(959,947)
Other Income/(Expenses)
Gain on forgiveness of debt				19,924
Interest expense	(86,675)	(66,920)	(294,352)	(228,954)
Interest income		1,184	6,369
Total Other Income/(Expenses)	(86,675)	(65,736)	(287,983)	(209,030)
Net (Loss) before Provision for Income Taxes	(3,051,339)	(477,746)	(2,909,850)	(1,168,977)
Provision for Income Taxes
Net (Loss)	$ (3,051,339)	$ (477,746)	$ (2,909,850)	$ (1,168,977)
Net Income (Loss) Per Share - Basic and Diluted	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)
Weighted average number of shares outstanding during the period - Basic and Diluted	844,468,378	822,016,321	835,587,422	816,874,442